Condensed Financial Information of the Company - CONDENSED STATEMENT OF FINANCIAL POSITION (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment, net	$ 86,116	$ 77,801
Right-of-use asset	8,933	9,921	$ 10,493
Investments in associates	43,344	11,746
Other financial assets at amortized cost	108,896	84,618
Current assets
Other financial assets at fair value through profit or loss	2,451	3,129
Other financial assets at amortized cost	119,633	82,923
Other receivables	66,594	63,156
Cash and cash equivalents	592,759	439,847	369,848	$ 385,265
Total assets	4,448,677	4,181,450
EQUITY
Share capital	165,219	163,223	163,223
Share premium	221,434	183,430	183,430
Treasury shares	(3,918)	(4,094)	(4,322)	(4,600)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(175,542)	(116,471)
Legal reserves	10,017	7,419	3,676
Other reserves	(1,332,210)	(1,319,682)
Retained earnings	964,641	718,511
Total equity	1,660,748	1,517,960	803,909	862,369
Non-current liabilities
Deferred tax liabilities	400,582	383,369
Lease liabilities	5,406	7,010
Current liabilities
Borrowings	139,362	115,367
Other liabilities	428,947	348,586
Lease liabilities	4,326	3,707
Trade payables	131,156	120,763
Total liabilities	2,787,929	2,663,490
Total equity and liabilities	4,448,677	4,181,450
Parent | Reportable legal entities
Non-current assets
Property, plant and equipment, net	21	24
Right-of-use asset	200	227
Investments in subsidiaries	1,587,121	1,390,616
Investments in associates	18,356	10,001
Other financial assets at amortized cost	1,660	3,543
Current assets
Other financial assets at fair value through profit or loss	2,158	2,205
Other financial assets at amortized cost	2,175
Other receivables	550	210
Cash and cash equivalents	15,627	1,152	$ 1,325	$ 1,220
Total assets	1,627,868	1,407,978
EQUITY
Share capital	165,219	163,223
Share premium	221,434	183,430
Treasury shares	(3,918)	(4,094)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(176,776)	(117,705)
Legal reserves	10,017	7,419
Other reserves	(1,343,669)	(1,344,247)
Retained earnings	977,334	744,310
Total equity	1,586,579	1,369,274
Non-current liabilities
Deferred tax liabilities	4,194	2,500
Lease liabilities	183	190
Current liabilities
Borrowings	34,584	33,999
Other liabilities	2,224	1,751
Lease liabilities	36	30
Trade payables	68	234
Total liabilities	41,289	38,704
Total equity and liabilities	$ 1,627,868	$ 1,407,978